LEASES (Tables)	6 Months Ended
Jun. 30, 2026
Leases
Schedule of carrying amounts of the items comprising “Right of use assets” at the beginning and end of the reporting period

Cost	Balance at 12/31/2025	Additions	Derecognitions	Balance at 06/30/2026
Right-of-use assets	2,770	66	-	2,836
Total	2,770	66	-	2,836
Accumulated depreciation (Note 11)

Right-of-use assets	(749)	(301)*	-	(1,050)
Total	(749)	(301)	-	(1,050)
Carrying amount	2,021	(235)	-	1,786

*	The difference between the depreciation expense disclosed in Note 4 and Note 11 arises from using different FX rates: period-end rates or balance sheet and average rates for income statement.

Cost	Balance at 12/31/2024	Additions	Derecognitions	Balance at 12/31/2025
Right-of-use assets	2,200	570	-	2,770
Total	2,200	570	-	2,770
Accumulated depreciation (Note 11)

Right-of-use assets	(243)	(506)	-	(749)
Total	(243)	(506)	-	(749)
Carrying amount	1,957	63	-	2,021

Schedule of lease liabilities

Maturity analysis:
06/30/2026	1,588
Year 1	394
Year 2	715
Year 3	626
Year 4	451
Year 5	79
Onwards	1
Total future lease payments	2,266
Less: Unearned interest	388
Lease liabilities as of June 30, 2026	1,878

Lease Liabilities as of June 30, 2026	1,878
Non-Current	1,588
Current	290